Debt - Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Debt Disclosure [Abstract]
Total interest cost	$ 234	$ 224	$ 466	$ 435
Capitalized interest	(50)	(70)	(97)	(151)
Total interest expense, net	$ 184	$ 154	$ 369	$ 284